Inventories - Schedule of Inventory, Current (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 814	$ 768
Finished goods	52,284	110,459
Inventory, net	$ 53,098	$ 111,227